Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000013878 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000013878 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013878 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.30%
C000013878 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.30%
C000013878 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.50%
C000013878 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000013878 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013878 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.50%
C000013878 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	7.00%
C000013878 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.00%
C000013878 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	25.20%
C000013878 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000013878 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000013880 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000013880 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000013880 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000135632 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000135632 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	49.90%
C000135632 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
C000013882 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000013882 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000013884 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
C000013884 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[1]
C000013884 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1]
C000013884 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000013884 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000013884 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000013884 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%
C000013884 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000013884 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000013884 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	47.10%
C000013876 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000013876 [Member] | Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000013876 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	48.20%
C000013876 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000013876 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000013883 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013883 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.90%
C000013875 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000013875 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000013875 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000013877 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000013877 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000013879 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000013879 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000013881 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000013881 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000013881 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000013881 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%

[1]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.